Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 145,529	$ 191,383	$ 114,780
Sales and transfers of oil and gas, net of production cost	(44,911)	(49,797)	(54,230)
Development cost incurred	14,007	10,929	6,883
Net change due to extensions, discoveries and improved recovery related costs		5,858
Revisions of previous quantity estimates	32,619	31,616	64,535
Net change in prices, transfer prices and in production costs	10,226	(63,907)	129,462
Changes in estimated future development costs	(23,749)	(16,409)	(23,317)
Accretion of discount	14,553	19,138	11,478
Net change in income taxes	(4,848)	20,611	(41,178)
Balance at ending	143,425	145,529	191,383
Net change due to purchases and sales of minerals in place		(3,894)	(17,030)
South America [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	93	141	89
Sales and transfers of oil and gas, net of production cost	(52)	(54)	(62)
Development cost incurred	34	53	31
Net change due to extensions, discoveries and improved recovery related costs	7	19
Revisions of previous quantity estimates	26	3	17
Net change in prices, transfer prices and in production costs	(41)	(97)	122
Changes in estimated future development costs	(18)	(27)	(39)
Accretion of discount	13	20	14
Net change in income taxes	(17)	30	(17)
Other - unspecified	3	5	(15)
Balance at ending	47	93	141
Total [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	145,622	191,524	114,869
Sales and transfers of oil and gas, net of production cost	(44,963)	(49,851)	(54,291)
Development cost incurred	14,040	10,982	6,913
Net change due to extensions, discoveries and improved recovery related costs	7	5,876
Revisions of previous quantity estimates	32,645	31,619	64,553
Net change in prices, transfer prices and in production costs	10,185	(64,004)	129,584
Changes in estimated future development costs	(23,767)	(16,436)	(23,356)
Accretion of discount	14,566	19,159	11,492
Net change in income taxes	(4,865)	20,641	(41,194)
Other - unspecified	3	5	(15)
Balance at ending	143,473	145,622	191,524
Net change due to purchases and sales of minerals in place		(3,894)	(17,030)
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	691	886	470
Sales and transfers of oil and gas, net of production cost	(119)	(123)	(235)
Development cost incurred	14	37	29
Net change due to extensions, discoveries and improved recovery related costs	2	11
Revisions of previous quantity estimates	(31)	82	82
Net change in prices, transfer prices and in production costs	(71)	(201)	349
Changes in estimated future development costs	(6)	(17)	(4)
Accretion of discount	60	68	93
Other - unspecified	(32)	(53)	92
Balance at ending	$ 506	$ 691	886
Net change due to extensions, discoveries and improved recovery related costs			$ 10